Taxes on Income - Schedule of Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tax Expense Benefit [Abstract]
Current tax expenses	$ 171	$ 319	$ 813
Tax benefit in respect of prior years	9	(160)	(82)
Deferred tax expenses (income)	(437)	(233)	(620)
Tax expense (benefit)	$ (257)	$ (74)	$ 111